Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Cash flows from operating activities
Net income	$ 4,414,733	$ 565,202	$ 12,400,516	$ 5,450,515
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	33,091	4,237	11,114	136,236
Depreciation of right-of-use assets	3,260,273	417,400
Amortization of intangible assets	112,049	14,345	137,358	151,634
Inventory provision	68,536	8,774
Allowance for expected credit loss	1,383,316	177,101
Changes in operating assets and liabilities
Accounts receivable	(23,387,722)	(2,994,242)	19,369,617	(29,744,236)
Other current assets	(14,332,426)	(1,834,926)	(3,796,835)	(589,596)
Deferred tax assets	7,876	1,008
Inventories	(4,088,840)	(523,479)	(619,878)	646,291
Accounts payable	(10,429,941)	(1,335,306)	(74,184,359)	32,554,096
Accruals and other payables	963,089	123,301	921,015	(76,800)
Lease liabilities	(3,260,273)	(417,400)
Tax payable	(3,969,112)	(508,150)	3,001,914	1,742,282
Net cash from (used in) operating activities	(49,225,351)	(6,302,136)	(42,759,538)	10,270,422
Cash flows from investing activities
Purchase of property and equipment	(1,275,847)	(163,342)	(73,526)	(78,190)
Cash used in investing activities	(1,275,847)	(163,342)	(73,526)	(78,190)
Cash flows from financing activities
Proceeds from bank borrowings	115,018,274	14,725,356	508,716,999	243,090,875
Repayment for bank borrowings	(168,602,359)	(21,585,523)	(452,377,168)	(220,367,256)
Distribution in cash				(266,559)
Advance to related parties			(6,341,947)	(31,642,544)
Repayment from related parties	16,272,733	2,083,336
Advance from related parties	84,857,958	10,864,044
Net cash (used in) from financing activities	47,546,606	6,087,213	49,997,884	(9,185,484)
Net increase (decrease) in cash and cash equivalents	(2,954,592)	(378,265)	7,164,820	1,006,748
Cash and cash equivalents at the beginning of the year	8,593,063	1,100,137	1,428,243	421,495
Cash and cash equivalents at the end of the year	5,638,471	721,872	8,593,063	1,428,243
Supplementary cash flow information
Interest received	92,951	11,900	1	1
Interest paid	(6,134,748)	(785,409)	(6,102,137)	(2,889,864)
Tax paid	(3,314,625)	(424,359)	(21,996)
Non-cash investing and financing activities: Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	23,153,141	2,964,209	1,406,891
Distribution in specie				$ (2,248,550)